Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Total personnel expenses excluding costs related to share based compensation	SFr 215.1	SFr 182.0
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	64.7	55.6
Total personnel expenses excluding costs related to share based compensation	209.3	178.8
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	7.2	5.1
Total personnel expenses excluding costs related to share based compensation	SFr 5.8	SFr 3.3